Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41985
Entity Registrant Name	Murano Global Investments Plc
Entity Central Index Key	0001988776
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	25 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	79,305,736
Auditor Firm ID	1141
Auditor Name	KPMG Cárdenas Dosal, S.C.
Auditor Location	Mexico City, Mexico
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6HN
City Area Code	44
Local Phone Number	207 1676440
Contact Personnel Name	David Galan
Contact Personnel Email Address	dgalan@murano.com.mx
Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	MRNO
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per ordinary share
Trading Symbol	MRNOW
Security Exchange Name	NASDAQ